SCHEDULE OF INTEREST EXPENSE (Details)	12 Months Ended
Dec. 31, 2011
Interest Expense Schedule Of Interest Expense 1	1,733,864
Interest Expense Schedule Of Interest Expense 2	876,492
Interest Expense Schedule Of Interest Expense 3	648,190
Interest Expense Schedule Of Interest Expense 4	0
Interest Expense Schedule Of Interest Expense 5	2,382,054
Interest Expense Schedule Of Interest Expense 6	876,492